OTHER FINANCIAL LIABILITIES - Schedule of composition of interest bearing loans (Details) - USD ($)	Nov. 03, 2022	Oct. 12, 2022	Apr. 08, 2022	Dec. 31, 2023	Dec. 31, 2022	Oct. 18, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current
Total obligations with financial institutions	$ 6,800,000,000			$ 6,936,188,000	$ 6,781,880,000		$ 10,396,482,000	$ 10,853,860,000
DIP credit agreement amount			$ 2,750,000,000
Principal amount						$ 450,000,000
Interest Bearing Loans
Current
Interest bearing loans				292,982,000	629,106,000
Non-current
Interest bearing loans				3,675,212,000	3,936,320,000
Total obligations with financial institutions				3,968,194,000	4,565,426,000
Senior Secured Bonds Maturing In 2027
Non-current
Repayments of non-current borrowings		$ 750,000,000
Senior Secured Notes Due 2029
Non-current
Repayments of non-current borrowings		750,000,000
Term Financing
Non-current
Repayments of non-current borrowings		750,000,000
Junior DIP
Non-current
Repayments of non-current borrowings		1,146,000,000
US Revolving Credit Facility
Non-current
Repayments of non-current borrowings		$ 500,000,000
Term Loan B, Bridge Loan
Non-current
Repayments of non-current borrowings	$ 350,000,000
LATAM Airlines Group S.A.
Non-current
DIP credit agreement amount			$ 3,700,000
Principal amount						$ 700,000,000
Subtotal bank loans | Interest Bearing Loans
Current
Interest bearing loans				148,843,000	437,410,000
Non-current
Interest bearing loans				1,614,863,000	1,747,950,000
Bank loans
Non-current
Total obligations with financial institutions				1,029,434,000	1,385,995,000		521,838,000	525,273,000
Bank loans | Interest Bearing Loans
Current
Interest bearing loans				53,141,000	353,284,000
Non-current
Interest bearing loans				976,293,000	1,032,711,000
Guaranteed obligations
Non-current
Total obligations with financial institutions				303,922,000	325,061,000		510,535,000	1,318,856,000
Guaranteed obligations | Interest Bearing Loans
Current
Interest bearing loans				28,697,000	17,887,000
Non-current
Interest bearing loans				275,225,000	307,174,000
Other guaranteed obligation
Non-current
Total obligations with financial institutions				430,350,000	474,304,000		2,725,422,000	1,939,116,000
Other guaranteed obligation | Interest Bearing Loans
Current
Interest bearing loans				67,005,000	66,239,000
Non-current
Interest bearing loans				363,345,000	408,065,000
Obligations with the public
Non-current
Total obligations with financial institutions				1,302,838,000	1,289,799,000		2,253,198,000	2,183,407,000
Obligations with the public | Interest Bearing Loans
Current
Interest bearing loans				34,731,000	33,383,000
Non-current
Interest bearing loans				1,268,107,000	1,256,416,000
Financial Leases
Non-current
Total obligations with financial institutions				901,546,000	1,088,239,000		1,189,182,000	1,614,501,000
Financial Leases | Interest Bearing Loans
Current
Interest bearing loans				109,304,000	156,285,000
Non-current
Interest bearing loans				792,242,000	931,954,000
Others loans
Non-current
Total obligations with financial institutions				104,000	2,028,000		$ 76,508,000	$ 0
Others loans | Interest Bearing Loans
Current
Interest bearing loans				$ 104,000	$ 2,028,000